UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2022

ROYCE QUANT

SMALL-CAP QUALITY

VALUE ETF

SQLV

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to achieve long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Royce Quant Small-Cap Quality Value ETF for the six-month reporting period ended September 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

October 31, 2022

II	Royce Quant Small-Cap Quality Value ETF

Performance review

Performance review

For the six months ended September 30, 2022, Royce Quant Small-Cap Quality Value ETF generated a -17.65% return on a net asset value (“NAV”)i basis and -17.34% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended September 30, 2022 based on its NAV and market price as of September 30, 2022. The Fund’s broad-based market index, the Russell 2000 Indexiii, returned -19.01% over the same time frame. Prior to May 10, 2022, the fund operated as an index-based ETF that sought to track the investment results of the Royce Small-Cap Quality Value Index. The Lipper Small-Cap Core Funds Category Averageiv returned -18.22% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of September 30, 2022 (unaudited)
	6 months
Royce Quant Small-Cap Quality Value ETF:
$31.63 (NAV)	-17.65	%*†
$31.74 (Market Price)	-17.34	%*‡
Russell 2000 Index	-19.01%
Lipper Small-Cap Core Funds Category Average	-18.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated July 29, 2022, the gross total annual fund operating expense ratio for the Fund was 0.61%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any , at NAV.

Royce Quant Small-Cap Quality Value ETF	III

Performance review (cont’d)

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “SQLV” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

October 31, 2022

RISKS: Equity securities are subject to market and price fluctuations. The Fund invests primarily in small-cap stocks, which may involve considerably more risk than investing in larger-cap stocks. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Diversification does not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Royce Quant Small-Cap Quality Value ETF

[i]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market price may differ from the Fund’s NAV.

iii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 878 funds in the Fund’s Lipper category.

Royce Quant Small-Cap Quality Value ETF	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2022 and March 31, 2022. Effective May 10, 2022, the fund is actively managed. The composition of the Fund’s investments is subject to change at any time.

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2022 and held for the six months ended September 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-17.65%	$1,000.00	$823.50	0.60%	$2.74	5.00%	$1,000.00	$1,022.06	0.60%	$3.04

[1]	For the six months ended September 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

2	Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report

Schedule of investments (unaudited)

September 30, 2022

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 5.0%
Diversified Telecommunication Services — 0.5%
EchoStar Corp., Class A Shares	6,734	$110,909	*
Entertainment — 0.7%
Playstudios Inc.	16,095	56,172	*
Sciplay Corp., Class A Shares	6,499	76,428	*
Total Entertainment		132,600
Interactive Media & Services — 2.5%
Cargurus Inc.	4,632	65,635	*
MediaAlpha Inc., Class A Shares	6,722	58,818	*
Outbrain Inc.	16,509	60,258	*
Shutterstock Inc.	1,687	84,637
Yelp Inc.	2,537	86,030	*
Ziff Davis Inc.	1,417	97,036	*
ZipRecruiter Inc., Class A Shares	3,643	60,109	*
Total Interactive Media & Services		512,523
Media — 1.3%
Entravision Communications Corp., Class A Shares	15,963	63,373
PubMatic Inc., Class A Shares	3,178	52,850	*
Scholastic Corp.	2,282	70,194
Thryv Holdings Inc.	3,414	77,942	*
Total Media		264,359
Total Communication Services		1,020,391
Consumer Discretionary — 16.0%
Diversified Consumer Services — 1.5%
American Public Education Inc.	7,346	67,143	*
Frontdoor Inc.	3,493	71,222	*
Grand Canyon Education Inc.	1,083	89,077	*
Perdoceo Education Corp.	7,661	78,908	*
Total Diversified Consumer Services		306,350
Hotels, Restaurants & Leisure — 1.9%
Bloomin’ Brands Inc.	5,439	99,697
Golden Entertainment Inc.	1,999	69,745	*
Nathan’s Famous Inc.	790	50,299
Red Rock Resorts Inc., Class A Shares	3,031	103,842
SeaWorld Entertainment Inc.	1,438	65,444	*
Total Hotels, Restaurants & Leisure		389,027
Household Durables — 2.4%
Ethan Allen Interiors Inc.	4,023	85,046
GoPro Inc., Class A Shares	14,389	70,938	*

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Household Durables — continued
Installed Building Products Inc.	1,128	$91,357
La-Z-Boy Inc.	4,264	96,238
Skyline Champion Corp.	1,765	93,316	*
Tupperware Brands Corp.	8,548	55,989	*
ZAGG Inc. CVR	8,902	801	*(a)(b)
Total Household Durables		493,685
Internet & Direct Marketing Retail — 0.9%
Liquidity Services Inc.	3,342	54,341	*
Revolve Group Inc.	2,907	63,053	*
Vivid Seats Inc., Class A Shares	7,889	60,429
Total Internet & Direct Marketing Retail		177,823
Leisure Products — 1.9%
MasterCraft Boat Holdings Inc.	2,860	53,911	*
Smith & Wesson Brands Inc.	7,431	77,059
Sturm Ruger & Co. Inc.	2,009	102,037
Vista Outdoor Inc.	3,764	91,541	*
YETI Holdings Inc.	2,327	66,366	*
Total Leisure Products		390,914
Specialty Retail — 6.0%
Asbury Automotive Group Inc.	913	137,954	*
Big 5 Sporting Goods Corp.	7,712	82,827
Buckle Inc.	4,227	133,827
Chico’s FAS Inc.	18,133	87,764	*
Children’s Place Inc.	2,488	76,854	*
Group 1 Automotive Inc.	971	138,727
Haverty Furniture Cos. Inc.	3,556	88,544
MarineMax Inc.	3,010	89,668	*
OneWater Marine Inc., Class A Shares	2,390	71,963	*
Shoe Carnival Inc.	3,784	81,129
Sleep Number Corp.	1,962	66,335	*
Torrid Holdings Inc.	10,410	43,410	*
Winmark Corp.	313	67,714
Zumiez Inc.	3,469	74,688	*
Total Specialty Retail		1,241,404
Textiles, Apparel & Luxury Goods — 1.4%
Kontoor Brands Inc.	3,318	111,518
Movado Group Inc.	2,768	78,002
Oxford Industries Inc.	1,083	97,232
Total Textiles, Apparel & Luxury Goods		286,752
Total Consumer Discretionary		3,285,955

See Notes to Financial Statements.

4	Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Staples — 2.6%
Beverages — 0.6%
National Beverage Corp.	3,128	$120,553
Personal Products — 1.4%
BellRing Brands Inc.	3,178	65,499	*
Medifast Inc.	824	89,289
Nature’s Sunshine Products Inc.	7,189	59,237	*
USANA Health Sciences Inc.	1,368	76,676	*
Total Personal Products		290,701
Tobacco — 0.6%
Vector Group Ltd.	13,825	121,799
Total Consumer Staples		533,053
Energy — 2.0%
Energy Equipment & Services — 0.8%
Cactus Inc., Class A Shares	2,134	82,009
Helix Energy Solutions Group Inc.	20,829	80,400	*
Total Energy Equipment & Services		162,409
Oil, Gas & Consumable Fuels — 1.2%
Chord Energy Corp.	915	125,145
REX American Resources Corp.	2,448	68,348	*
SandRidge Energy Inc.	3,403	55,503	*
Total Oil, Gas & Consumable Fuels		248,996
Total Energy		411,405
Financials — 23.3%
Banks — 6.8%
Bankwell Financial Group Inc.	1,904	55,425
Blue Ridge Bankshares Inc.	4,283	54,437
Civista Bancshares Inc.	3,158	65,560
Customers Bancorp Inc.	2,831	83,458	*
Financial Institutions Inc.	3,044	73,269
First Business Financial Services Inc.	1,886	60,937
First Internet Bancorp	1,666	56,411
Hanmi Financial Corp.	3,527	83,519
HomeStreet Inc.	2,342	67,473
Independent Bank Corp.	3,824	73,038
Metrocity Bankshares Inc.	3,647	71,627
Midland States Bancorp Inc.	3,529	83,179
MidWestOne Financial Group Inc.	2,617	71,418
Northeast Bank	1,425	52,255
PacWest Bancorp	5,813	131,374
Parke Bancorp Inc.	2,935	61,518

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
PCB Bancorp	3,266	$59,017
RBB Bancorp	3,503	72,792
Summit Financial Group Inc.	2,442	65,787
Unity Bancorp Inc.	2,220	55,744
Total Banks		1,398,238
Capital Markets — 4.0%
Artisan Partners Asset Management Inc., Class A Shares	4,495	121,051
Cohen & Steers Inc.	1,740	108,976
Diamond Hill Investment Group Inc.	547	90,255
Donnelley Financial Solutions Inc.	1,997	73,829	*
Evercore Inc., Class A Shares	1,549	127,405
Moelis & Co., Class A Shares	3,922	132,603
Open Lending Corp., Class A Shares	9,032	72,617	*
Victory Capital Holdings Inc., Class A Shares	3,946	91,981
Total Capital Markets		818,717
Consumer Finance — 3.0%
Atlanticus Holdings Corp.	2,831	74,257	*
Bread Financial Holdings Inc.	4,135	130,046
Encore Capital Group Inc.	1,943	88,368	*
Enova International Inc.	3,318	97,118	*
Green Dot Corp., Class A Shares	4,523	85,846	*
Oportun Financial Corp.	15,125	66,096	*
OppFi Inc.	35,779	82,292	*
Total Consumer Finance		624,023
Diversified Financial Services — 0.9%
Jackson Financial Inc., Class A Shares	6,904	191,586
Insurance — 3.6%
American Equity Investment Life Holding Co.	4,451	165,978
Brighthouse Financial Inc.	3,477	150,971	*
Genworth Financial Inc., Class A Shares	44,751	156,628	*
Investors Title Co.	573	80,793
Oscar Health Inc., Class A Shares	15,889	79,286	*
Stewart Information Services Corp.	2,315	101,027
Total Insurance		734,683
Thrifts & Mortgage Finance — 5.0%
Enact Holdings Inc.	6,846	151,776
Flagstar Bancorp Inc.	4,376	146,158
FS Bancorp Inc.	2,107	57,437
Home Bancorp Inc.	1,839	71,703
Luther Burbank Corp.	6,680	77,622

See Notes to Financial Statements.

6	Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Thrifts & Mortgage Finance — continued
Merchants Bancorp	3,727	$85,982
Mr. Cooper Group Inc.	3,571	144,625	*
NMI Holdings Inc., Class A Shares	4,741	96,574	*
OP Bancorp	4,979	55,366
Radian Group Inc.	6,809	131,346
Total Thrifts & Mortgage Finance		1,018,589
Total Financials		4,785,836
Health Care — 17.7%
Biotechnology — 4.9%
Agenus Inc.	14,636	30,004	*
Anika Therapeutics Inc.	2,453	58,381	*
Arcus Biosciences Inc.	3,072	80,363	*
Catalyst Pharmaceuticals Inc.	3,856	49,472	*
Dynavax Technologies Corp.	5,876	61,345	*
Eagle Pharmaceuticals Inc.	1,921	50,753	*
Emergent BioSolutions Inc.	4,322	90,719	*
Foghorn Therapeutics Inc.	4,697	40,300	*
Ironwood Pharmaceuticals Inc.	7,511	77,814	*
Ligand Pharmaceuticals Inc.	788	67,855	*
Organogenesis Holdings Inc.	16,686	54,063	*
REGENXBIO Inc.	2,481	65,573	*
Vanda Pharmaceuticals Inc.	6,693	66,127	*
Vir Biotechnology Inc.	5,174	99,755	*
Xencor Inc.	2,486	64,586	*
XOMA Corp.	2,694	48,250	*
Total Biotechnology		1,005,360
Health Care Equipment & Supplies — 5.9%
AngioDynamics Inc.	2,780	56,879	*
Atrion Corp.	113	63,845
Avanos Medical Inc.	3,403	74,117	*
Embecta Corp.	2,907	83,693
Heska Corp.	671	48,929	*
Inogen Inc.	2,179	52,906	*
iRadimed Corp.	1,515	45,541
LeMaitre Vascular Inc.	1,300	65,884
Meridian Bioscience Inc.	1,983	62,524	*
Merit Medical Systems Inc.	1,479	83,578	*
Neogen Corp.	4,735	66,148	*
NuVasive Inc.	1,777	77,851	*
Orthofix Medical Inc.	3,067	58,610	*

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Equipment & Supplies — continued
QuidelOrtho Corp.	1,382	$98,785	*
Semler Scientific Inc.	907	34,058	*
Sensus Healthcare Inc.	2,278	28,543	*
Surmodics Inc.	1,408	42,803	*
Utah Medical Products Inc.	630	53,745
Varex Imaging Corp.	3,320	70,185	*
Zynex Inc.	4,778	43,337
Total Health Care Equipment & Supplies		1,211,961
Health Care Providers & Services — 1.1%
Fulgent Genetics Inc.	2,210	84,245	*
National Research Corp.	1,729	68,814
US Physical Therapy Inc.	991	75,336
Total Health Care Providers & Services		228,395
Health Care Technology — 1.3%
Allscripts Healthcare Solutions Inc.	5,320	81,024	*
Computer Programs & Systems Inc.	2,131	59,412	*
HealthStream Inc.	2,772	58,933	*
NextGen Healthcare Inc.	4,361	77,190	*
Total Health Care Technology		276,559
Life Sciences Tools & Services — 0.7%
Cytek Biosciences Inc.	4,099	60,337	*
Maravai LifeSciences Holdings Inc., Class A Shares	3,560	90,887	*
Total Life Sciences Tools & Services		151,224
Pharmaceuticals — 3.8%
Amphastar Pharmaceuticals Inc.	2,374	66,709	*
Arvinas Inc.	1,517	67,491	*
Corcept Therapeutics Inc.	2,954	75,741	*
Harmony Biosciences Holdings Inc.	1,260	55,805	*
Innoviva Inc.	6,699	77,775	*
Pacira BioSciences Inc.	1,376	73,189	*
Phibro Animal Health Corp., Class A Shares	5,547	73,720
Prestige Consumer Healthcare Inc.	1,924	95,873	*
ProPhase Labs Inc.	4,775	53,862
SIGA Technologies Inc.	4,905	50,522
Supernus Pharmaceuticals Inc.	2,402	81,308	*
Total Pharmaceuticals		771,995
Total Health Care		3,645,494
Industrials — 14.0%
Building Products — 1.7%
Apogee Enterprises Inc.	2,253	86,110

See Notes to Financial Statements.

8	Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Building Products — continued
Insteel Industries Inc.	3,046	$80,810
Quanex Building Products Corp.	4,225	76,726
Simpson Manufacturing Co. Inc.	1,303	102,155
Total Building Products		345,801
Commercial Services & Supplies — 1.1%
ACCO Brands Corp.	18,889	92,556
Ennis Inc.	4,046	81,446
Heritage-Crystal Clean Inc.	2,146	63,457	*
Total Commercial Services & Supplies		237,459
Construction & Engineering — 1.3%
Comfort Systems USA Inc.	1,078	104,922
MYR Group Inc.	1,048	88,797	*
Sterling Infrastructure Inc.	3,437	73,792	*
Total Construction & Engineering		267,511
Electrical Equipment — 1.4%
Atkore Inc.	1,334	103,798	*
Encore Wire Corp.	879	101,560
GrafTech International Ltd.	18,731	80,731
Total Electrical Equipment		286,089
Machinery — 2.4%
Allison Transmission Holdings Inc.	3,580	120,861
Hillenbrand Inc.	3,100	113,832
Kadant Inc.	492	82,071
Mueller Industries Inc.	1,942	115,432
Omega Flex Inc.	663	61,407
Total Machinery		493,603
Marine — 1.4%
Eagle Bulk Shipping Inc.	1,898	81,956
Genco Shipping & Trading Ltd.	6,807	85,292
Matson Inc.	1,843	113,381
Total Marine		280,629
Professional Services — 2.0%
CRA International Inc.	837	74,275
Forrester Research Inc.	1,727	62,189	*
Heidrick & Struggles International Inc.	3,044	79,114
Kforce Inc.	1,530	89,734
Korn Ferry	2,209	103,713
Total Professional Services		409,025
Road & Rail — 1.2%
ArcBest Corp.	1,480	107,641

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Road & Rail — continued
Covenant Logistics Group Inc.	2,529	$72,582
PAM Transportation Services Inc.	2,219	68,700	*
Total Road & Rail		248,923
Trading Companies & Distributors — 1.5%
BlueLinx Holdings Inc.	1,573	97,684	*
Boise Cascade Co.	2,609	155,131
Hudson Technologies Inc.	6,852	50,362	*
Total Trading Companies & Distributors		303,177
Total Industrials		2,872,217
Information Technology — 11.8%
Communications Equipment — 0.5%
NetScout Systems Inc.	3,099	97,061	*
Electronic Equipment, Instruments & Components — 2.5%
Belden Inc.	1,570	94,232
Methode Electronics Inc.	2,455	91,203
Sanmina Corp.	2,738	126,167	*
TTM Technologies Inc.	6,802	89,650	*
Vishay Intertechnology Inc.	6,494	115,528
Total Electronic Equipment, Instruments & Components		516,780
IT Services — 0.7%
Cass Information Systems Inc.	2,007	69,623
Hackett Group Inc.	3,633	64,377
Total IT Services		134,000
Semiconductors & Semiconductor Equipment — 4.1%
Alpha & Omega Semiconductor Ltd.	2,337	71,886	*
Axcelis Technologies Inc.	1,204	72,914	*
Cohu Inc.	3,076	79,299	*
Kulicke & Soffa Industries Inc.	2,593	99,908
MaxLinear Inc.	2,366	77,179	*
NVE Corp.	1,360	63,444
Photronics Inc.	5,227	76,419	*
Power Integrations Inc.	1,453	93,457
Semtech Corp.	2,581	75,907	*
SiTime Corp.	735	57,867	*
SMART Global Holdings Inc.	4,684	74,335	*
Total Semiconductors & Semiconductor Equipment		842,615
Software — 3.6%
Adeia Inc.	7,295	103,151
American Software Inc., Class A Shares	4,209	64,482
CommVault Systems Inc.	1,446	76,696	*

See Notes to Financial Statements.

10	Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Software — continued
Consensus Cloud Solutions Inc.	2,769	$130,974	*
CoreCard Corp.	1,484	32,307	*
InterDigital Inc.	2,103	85,003
Progress Software Corp.	2,049	87,185
Rimini Street Inc.	11,234	52,350	*
Rubicon Technologies Inc.	10,622	22,625	*
Teradata Corp.	2,933	91,099	*
Total Software		745,872
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology Inc.	2,100	48,846	*
Immersion Corp.	7,416	40,714	*
Total Technology Hardware, Storage & Peripherals		89,560
Total Information Technology		2,425,888
Materials — 5.0%
Chemicals — 2.7%
AdvanSix Inc.	2,563	82,272
American Vanguard Corp.	3,473	64,945
Chase Corp.	854	71,369
Intrepid Potash Inc.	1,665	65,884	*
Trinseo PLC	4,708	86,251
Tronox Holdings PLC	9,122	111,744
Valhi Inc.	3,488	87,758
Total Chemicals		570,223
Metals & Mining — 1.4%
Alpha Metallurgical Resources Inc.	775	106,051
TimkenSteel Corp.	5,390	80,796	*
Warrior Met Coal Inc.	3,448	98,061
Total Metals & Mining		284,908
Paper & Forest Products — 0.9%
Clearwater Paper Corp.	2,201	82,758	*
Sylvamo Corp.	2,959	100,310
Total Paper & Forest Products		183,068
Total Materials		1,038,199
Real Estate — 1.7%
Real Estate Management & Development — 1.7%
Douglas Elliman Inc.	18,562	76,104
Forestar Group Inc.	7,039	78,767	*
Marcus & Millichap Inc.	2,445	80,147

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2022

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security		Shares	Value
Real Estate Management & Development — continued
Newmark Group Inc., Class A Shares		10,634	$85,710
Stratus Properties Inc.		1,306	30,430
Total Real Estate			351,158
Utilities — 0.7%
Electric Utilities — 0.7%
Genie Energy Ltd., Class B Shares		6,882	64,347
Otter Tail Corp.		1,480	91,049
Total Utilities			155,396
Total Investments before Short-Term Investments (Cost — $22,895,114)			20,524,992

	Rate
Short-Term Investments — 0.2%
Dreyfus Treasury Cash Management, Institutional Class (Cost — $37,190)	2.855%	37,190	37,190
Total Investments — 100.0% (Cost — $22,932,304)			20,562,182
Liabilities in Excess of Other Assets — (0.0)%††			(3,833)
Total Net Assets — 100.0%			$20,558,349

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights

See Notes to Financial Statements.

12	Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

September 30, 2022

Assets:
Investments, at value (Cost — $22,932,304)	$20,562,182
Dividends receivable	6,925
Total Assets	20,569,107

Liabilities:
Investment management fee payable	10,758
Total Liabilities	10,758
Total Net Assets	$20,558,349

Net Assets:
Par value (Note 5)	$7
Paid-in capital in excess of par value	27,827,656
Total distributable earnings (loss)	(7,269,314)
Total Net Assets	$20,558,349

Shares Outstanding	650,000

Net Asset Value	$31.63

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended September 30, 2022

Investment Income:
Dividends	$166,627

Expenses:
Investment management fee (Note 2)	55,881
Total Expenses	55,881
Net Investment Income	110,746

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(848,137)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(3,173,793)
Net Loss on Investments	(4,021,930)
Decrease in Net Assets From Operations	$(3,911,184)

See Notes to Financial Statements.

14	Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended September 30, 2022 (unaudited), the Period Ended March 31, 2022 and the Year Ended July 31, 2021	2022	2022†	2021

Operations:
Net investment income	$110,746	$173,880	$158,928
Net realized gain (loss)	(848,137)	1,242,720	4,272,828
Change in net unrealized appreciation (depreciation)	(3,173,793)	(951,866)	2,429,356
Increase (Decrease) in Net Assets From Operations	(3,911,184)	464,734	6,861,112

Distributions to Shareholders From (Note 1):
Total distributable earnings	(115,750)	(189,000)	(142,575)
Decrease in Net Assets From Distributions to Shareholders	(115,750)	(189,000)	(142,575)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (300,000, 200,000 and 350,000 shares issued, respectively)	10,564,455	7,717,633	10,982,654
Cost of shares repurchased (150,000, 150,000 and 400,000 shares repurchased, respectively)	(5,299,046)	(5,704,571)	(12,071,990)
Increase (Decrease) in Net Assets From Fund Share Transactions	5,265,409	2,013,062	(1,089,336)
Increase in Net Assets	1,238,475	2,288,796	5,629,201

Net Assets:
Beginning of period	19,319,874	17,031,078	11,401,877
End of period	$20,558,349	$19,319,874	$17,031,078

†	For the period August 1, 2021 through March 31, 2022.

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	15

Financial highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	2022	[1,2]	2022	[1,3]	2021 [1,4]	2020 [1,4]	2019 [1,4]	2018 [1,4]	2017	[1,5]

Net asset value, beginning of period	$38.64		$37.85		$22.80	$26.21	$30.06	$24.95	$25.14

Income (loss) from operations:
Net investment income (loss)	0.21		0.36		0.35	0.35	0.35	0.31	(0.00)	[6]
Net realized and unrealized gain (loss)	(7.02)		0.82		15.03	(3.42)	(3.77)	4.91	(0.19)
Total income (loss) from operations	(6.81)		1.18		15.38	(3.07)	(3.42)	5.22	(0.19)

Less distributions from:
Net investment income	(0.20)		(0.39)		(0.33)	(0.34)	(0.43)	(0.11)	—
Total distributions	(0.20)		(0.39)		(0.33)	(0.34)	(0.43)	(0.11)	—

Net asset value, end of period	$31.63		$38.64		$37.85	$22.80	$26.21	$30.06	$24.95
Total return, based on NAV[7]	(17.65)%		3.15%		67.77%	(11.71)%	(11.29)%	20.97%	(0.76)%

Net assets, end of period (000s)	$20,558		$19,320		$17,031	$11,402	$10,483	$4,509	$2,495

Ratios to average net assets:
Gross expenses	0.60%[8]		0.60%[8]		0.60%	0.60%	0.60%	0.60%	0.60%[8]
Net expenses	0.60	[8]	0.60	[8]	0.60	0.60	0.60	0.60	0.60	[8]
Net investment income (loss)	1.19	[8]	1.39	[8]	1.13	1.46	1.30	1.12	(0.29)	[8]

Portfolio turnover rate[9]	48%		73%		99%	95%	87%	80%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2022 (unaudited).

[3]	For the period August 1, 2021 through March 31, 2022.

[4]	For the year ended July 31.

[5]	For the period July 12, 2017 (inception date) to July 31, 2017.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

16	Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

The Fund seeks to achieve long-term growth of capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

18	Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$3,285,154	—	$801	$3,285,955
Other Common Stocks	17,239,037	—	—	17,239,037
Total Long-Term Investments	20,524,191	—	801	20,524,992
Short-Term Investments†	37,190	—	—	37,190
Total Investments	$20,561,381	—	$801	$20,562,182

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Royce & Associates, LP (“Royce”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Western Asset, and Royce are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible

20	Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report

for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays Royce monthly 90% of the management fee paid by Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$9,299,737
Sales	8,973,751

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

During the six months ended September 30, 2022, in-kind transactions (Note (Note 5)) were as follows:

Contributions	$10,469,429
Redemptions	5,237,673
Realized gain (loss)*	1,015,013

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At September 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$22,932,304	$441,585	$(2,811,707)	$(2,370,122)

4. Derivative instruments and hedging activities

During the period ended September 30, 2022, the Fund did not invest in derivative instruments.

5. Fund share transactions

At September 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of March 31, 2022, the Fund had deferred capital losses of $3,806,417, which have no expiration date, that will be available to offset future taxable capital gains.

22	Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report

7. Geopolitical risk

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

8. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

*  *  *

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

9. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Royce Quant Small-Cap Quality Value ETF 2022 Semi-Annual Report	23

Board approval of management and subadvisory agreements (unaudited)

At a meeting held on May 25, 2022 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Legg Mason Partners Fund Advisor, LLC (LMPFA) and the Trust, on behalf of the Fund; (ii) the investment sub-advisory agreement between LMPFA and Royce & Associates, LP (Royce), an affiliate of LMPFA, on behalf of the Fund; and (iii) the investment sub-advisory agreement between LMPFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of LMPFA, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. LMPFA, Royce and Western Asset LLC are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and subsequently, requested additional information from management that the Independent Trustees reviewed and considered at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

24	Royce Quant Small-Cap Quality Value ETF

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Legg Mason family of funds into the Franklin Templeton (FT) family of funds and developing strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and recent geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to being a global leader in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and governance and climate control initiatives.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund for various time periods ended February 28, 2022. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Fund to date, particularly as compared to peers,

Royce Quant Small-Cap Quality Value ETF	25

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the importance of performance to asset growth and growth of market share, and the performance of the Fund in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional small-cap core funds and exchange-traded funds. The Fund commenced operations on July 12, 2017, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, four other small-cap core funds, two small-cap growth funds, and one small-cap value fund. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee. The Board also noted that each of Royce and Western Asset LLC is paid

26	Royce Quant Small-Cap Quality Value ETF

by LMPFA out of the Unified Fee LMPFA receives from the Fund and that the allocation of the fee between LMPFA and each of Royce and Western Asset LLC reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of Royce and Western Asset LLC are reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2021, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Royce Quant Small-Cap Quality Value ETF	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of LMPFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for LMPFA and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2021, the Fund’s net assets were approximately $20 million. The Board recognized that there would not likely be any economies of scale until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

28	Royce Quant Small-Cap Quality Value ETF

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP for the Franklin Templeton and Legg Mason Funds is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Royce Quant Small-Cap Quality Value ETF	29

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

30	Royce Quant Small-Cap Quality Value ETF

Royce Quant

Small-Cap Quality Value ETF

Trustees

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson

Chair

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Royce & Associates, LP

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Royce Quant Small-Cap Quality Value ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Royce Quant Small-Cap Quality Value ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Royce Quant Small-Cap Quality Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETFF436861 11/22 SR22-4538

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 23, 2022

By:	/s/ Vivek Pai
Vivek Pai
Principal Financial Officer

Date:	November 23, 2022